New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2023
Disclosure Of New Accounting Pronouncements Under International Financial Reporting Standards [Abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

(1)
The Company applied International Financial Reporting Standards, International Accounting Standards, and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2023. There are no newly adopted or revised standards and interpretations that have material impact on the Company’s financial position and performance.

(2)	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date issued by IASB
IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB

Amendments to IAS 1 “Presentation of Financial Statements” - Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants	January 1, 2024

Amendments to IFRS 16 “Leases” - Lease Liability in a Sale and Leaseback	January 1, 2024

Amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures” - Supplier Finance Arrangements	January 1, 2024

Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” - Lack of Exchangeability	January 1, 2025

IFRS 18 “Presentation and Disclosure in Financial Statements”	January 1, 2027

(3)	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

a.
Amendments to IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28) - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary
assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full.
IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

b.
Amendments to IAS 1 “Presentation of Financial Statements” (IAS 1) - Classification of Liabilities as Current or
Non-current
(“2020 amendments”) and Non-current Liabilities with Covenants (“2022 amendments”)

The 2020 amendments are the amendments to paragraphs
69-76
of IAS 1 presentation of financial statements and the amended paragraphs related to the classification of liabilities as current or non-current.
The 2022 amendments improved the information companies provide about long-term debt with covenants. The amendments specify that covenants to be complied within twelve months after the reporting period do not affect the classification of debt as current or non-current
at the end of the reporting period.

c.	Amendments to IFRS 16 “Leases” (IFRS 16) - Lease Liability in a Sale and Leaseback
The amendments add seller-lessee additional requirements for the sale and leaseback transactions in IFRS 16, thereby supporting the consistent application of the standard.

d.	Amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures” - Supplier Finance Arrangements
The amendments introduced additional information of supplier finance arrangements and added disclosure requirements for such arrangements.

e.	Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” - Lack of Exchangeability
These amendments specify whether a currency is exchangeable into another currency and, when it is not, to determining the exchange rate to use and the disclosures to provide. The amendments apply for annual reporting periods beginning on or after January 1, 2025.

f.	IFRS 18 “Presentation and Disclosure in Financial Statements”
The main changes in the new standard are as below:

(1)	Improved comparability in the statement of profit or loss (income statement)
IFRS 18 requires entities to classify all income and expenses within their statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new, to improve the structure of the income statement, and requires all entities to provide new defined subtotals, including operating profit. The improved structure and new subtotals will give investors a consistent starting point for analyzing entities’ performance and make it easier to compare entities.

(2)	Enhanced transparency of management-defined performance measures
IFRS 18 requires entities to disclose explanations of those entity-specific measures that are related to the income statement, referred to as management-defined performance measures.

(3)	Useful grouping of information in the financial statements
IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. The changes are expected to provide more detailed and useful information. IFRS 18 also requires entities to provide more transparency about operating expenses, helping investors to find and understand the information they need.
IFRS 18 replaces IAS 1 Presentation of Financial Statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027.
The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (e) and (f) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards listed are not expected to have material impact on the Company’s financial position and performance.